LONG-TERM DEBT (Tables)	3 Months Ended
Mar. 31, 2013
Long-term Debt, by Current and Noncurrent [Abstract]
Schedule of Long-Term Debt

(in thousands of $)	March 31, 2013	December 31, 2012
Long-term debt:
8.5% Senior Notes due 2013, net	—	247,766
NOK500 million senior unsecured floating rate bonds due 2014	74,644	78,505
3.75% senior unsecured convertible bonds due 2016	125,000	125,000
NOK600 million senior unsecured floating rate bonds due 2017	102,604	107,910
3.25% senior unsecured convertible bonds due 2018	350,000	—
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026	1,043,843	1,272,019
	1,696,091	1,831,200
Less: current portion of long-term debt	(130,937)	(157,689)
	1,565,154	1,673,511

Schedule of Maturities of Long-term Debt
The outstanding debt as of March 31, 2013 is repayable as follows:

(in thousands of $)
Year ending December 31

2013 (remaining nine months)	97,576
2014	302,776
2015	133,347
2016	183,002
2017	192,106
Thereafter	787,284
Total debt	1,696,091